Note 3 - Summary of Significant Accounting Policies (Details Textual) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Statement Line Items [Line Items]
Cumulative effects of new standards in period of adoption	[1]		R$ (355.4)
Amortization period of intangible assets of definite useful life		5 years	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life		3 years
Top of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life		5 years
IFRS 15 revenue from contracts with customers [member]
Statement Line Items [Line Items]
Cumulative effects of new standards in period of adoption					R$ 355.4
IFRS 16 leases [member] | Impact of new initial application of new standards [member]
Statement Line Items [Line Items]
Right-of-use assets				R$ 1,547.4
Total lease liabilities				R$ 1,670.1
Lease liabilities, weighted average rate applied				12.50%

[1]	As described in Note 3 - Summary of significant account policies.